LONG TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LONG TERM DEBT
At the beginning		$ 88,350
Principal repayments during the year	$ (65,000)	(88,350)
Advances	250,000
Proceeds for liability component of convertible notes issued	167,000
Transaction costs paid	(1,186)
Accretion expenses	4,921
Interest expenses	21,312
Interest paid	(21,312)
At the end	355,735
Current	20,000
Non-current	335,735
Revolving Facility
LONG TERM DEBT
At the beginning		88,350
Principal repayments during the year	(60,000)	$ (88,350)
Advances	150,000
Transaction costs paid	(1,186)
Accretion expenses	330
Interest expenses	7,534
Interest paid	(7,534)
At the end	89,144
Non-current	89,144
Term facility
LONG TERM DEBT
At the beginning
Principal repayments during the year	(5,000)
Advances	100,000
Interest expenses	6,233
Interest paid	(6,233)
At the end	95,000
Current	20,000
Non-current	75,000
Convertible notes
LONG TERM DEBT
At the beginning
Proceeds for liability component of convertible notes issued	167,000
Accretion expenses	4,591
Interest expenses	7,545
Interest paid	(7,545)
At the end	171,591
Non-current	$ 171,591